INVENTORY	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 5.	INVENTORY

Inventory consisted of the following:

	December 31,	December 31,
	2011	2010
Raw materials	$8,108,503	$784,825
Work in process	1,971	383,960
Finished goods	12,109,353	15,316,045
Supplies	94,263	57,169
Total Inventory	$20,314,090	$16,541,999